Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
SWP Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	SWP Growth & Income ETF
Class Name	SWP Growth & Income ETF
Trading Symbol	SWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SWP Growth & Income ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.swp-invest.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SWP Growth & Income ETF	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal  year ended  August 31, 2026,  the SWP Growth & Income ETF delivered a positive return of 14.14%, underperforming the Wilshire 5000 Index return of 20.12%, while outperforming the S&P 500 Dividend Aristocrats Total Return Index return of 13.38%.
During the period, Industrials and Communication Services were the top contributing sectors to relative performance, followed by Materials and Energy, while Information Technology, Health Care, and Consumer Discretionary were the biggest detractors.
During the period, Financials was held with the largest overweight relative to the Wilshire 5000 Index, while Information Technology was the largest underweight. The Energy sector was the best performing sector in the Wilshire 5000. Many of the best performing companies across the Communication Services and Information Technology sectors do not pay dividends and therefore are not part of the Fund’s principal investment strategy.
The Fund sells covered calls on individual securities as part of its investment strategy. When a security rises in price above the strike price of a sold call option, the upside to the Fund is limited. The option overlay detracted from relative performance during the period, particularly as certain underlying securities appreciated above their respective strike prices.

Top Contributors
↑	Taiwan Semiconductor (TSM)
↑	Freeport-McMoRan (FCX)
↑	Alphabet (GOOGL)
↑	Eli Lilly (LLY)
↑	Baker Hughes (BKR)

Top Detractors
↓	Accenture (ACN)
↓	Jefferies Financial Group (JEF)
↓	Salesforce (CRM)
↓	Meta Platforms (META)
↓	Blackstone (BX)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/24/2024)
SWP Growth & Income ETF NAV	14.14	13.26
FT Wilshire 5000 Index Total Return	20.12	17.69
S&P 500 Dividend Aristocrats Total Return Index	13.38	7.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.swp-invest.com/ for more recent performance information.
Net Assets	$ 149,945,154
Holdings Count | $ / shares	73	[1]
Advisory Fees Paid, Amount	$ 1,351,021
Investment Company Portfolio Turnover	204.00%	[2]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$149,945,154
Number of Holdings*	73
Net Advisory Fee Paid	$1,351,021
Portfolio Turnover Rate**	204%
[1],[2]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Sectors[1]	(% of Net Assets)
Information Technology	23.3%
Financials	16.6%
Health Care	12.9%
Industrials	10.9%
Consumer Discretionary	8.3%
Communication Services	7.6%
Consumer Staples	5.8%
Energy	4.6%
Real Estate	4.4%
Cash & Other	5.6%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.3%
Apple, Inc.	4.4%
NVIDIA Corp.	4.2%
Broadcom, Inc.	3.8%
International Business Machines Corp.	3.6%
Alphabet, Inc.	3.4%
Meta Platforms, Inc.	3.1%
Blackstone, Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Philip Morris International, Inc.	2.8%
[3]
Updated Prospectus Web Address	https://www.swp-invest.com/

[1]
*	The total number of holdings includes covered call options on portfolio securities.

[2]
**	The Fund’s portfolio turnover was higher due to underlying securities being called on sold options.

[3]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.